INCOME TAXES (Details Textual) - USD ($)	1 Months Ended
	Oct. 31, 2016	Jun. 30, 2015
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 3,600,000
Operating Loss Carryforwards, Expiration Year		2026
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Effective Income Tax Rate Reconciliation, Net Operating Loss Carryforward	$ 5,830.00